UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2017

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2017 (Unaudited)

Mutual Funds (92.7%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm	9,845	$ 546,617
Vanguard Small Cap Value Index Adm	9,436	498,129
Fidelity Small Cap Discovery	15,506	494,172
Nuveen Small Cap Value I	19,181	481,631
Westwood Small Cap Value I	28,636	472,491
PIMCO Small Cap StockPLUS AR Strategy I	47,422	468,058
Mairs & Power Small Cap	17,200	429,307
Virtus Small-Cap Sustainable Growth I	19,599	420,408
Tributary Small Company Instl	14,487	409,698
Fidelity Small Cap Value	19,711	371,155
PNC Multi Factor Small Cap Core I	14,313	346,088
T. Rowe Price New Horizons	7,098	338,515
T. Rowe Price QM US Small Cap GR Equity	10,993	335,398
Brown Advisory Small Cap Growth Inv	17,889	302,683

Total Mutual Funds (Cost $ 4,990,000)		5,914,350

Short-Term Securities (6.9%)

Fidelity Institutional Money Market (Cost $ 442,706)		442,706

Total Short-Term Securities		442,706

Total Investments in Securities (Cost $ 5,432,706) (97.9%)		6,357,056

Other Assets (0.4%)		23,469

Net Assets (100%)		$ 6,380.525

At March 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,990,000
Unrealized appreciation	924,350
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	924,350

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2017

Mutual Funds (91.8%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 740,494
Primecap Odyssey Aggressive Growth	20,344	741,329
DoubleLine Shiller Enhanced CAPE I	46,560	687,227
Akre Focus I	23,725	639,161
PIMCO Fundamental Index Plus AR I	85,315	621,090
Vanguard Tax-Managed Capital App Adm	5,193	626,435
Primecap Odyssey Stock	21,213	586,551
LSV Value Equity	21,602	581,952
T. Rowe Price Global Technology	37,538	583,709
T. Rowe Price Dividend Growth	15,003	584,363
John Hancock Discipline Value Mid Cap I	25,528	571,575
Shelton Nasdaq-100 Index Direct	39,886	552,826
Vanguard US Value Inv	28,952	542,849
Loomis Sayles Growth Y	39,936	519,169
Vanguard Consumer Staples Index Adm	7,541	523,002
Lazard US Equity Concentrated Open	33,761	509,791
Parnassus Core Equity Inv	14,745	507,078
Fidelity Select Biotechnology Portfolio	1,573	317,005

Total Mutual Funds (Cost $ 9,075,000)		10,435,606

Short-Term Securities (8.1%)

Fidelity Institutional Money Market (Cost $ 927,241)		927,241

Total Short-Term Securities		927,241

Total Investments in Securities (Cost $ 10,002,241) (98.4%)		11,362,847

Other Assets (0.1%)		7,690

Net Assets (100%)		$ 11,370,537

At March 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,075,000
Unrealized appreciation	1,393,600
Unrealized depreciation	32,994
Net unrealized appreciation (depreciation)	1,360,606

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments(Unaudited)

March 31, 2017

Mutual Funds (93.0%)	Shares	Value

MFS International Value I	9,983	$ 391,445
FMI International	12,027	379,806
Oakmark International I	15,177	376,999
PIMCO International StockPLUS AR Strategy I (USD Hedged)	46,446	375,287
Oppenheimer International Small-Mid Co Y	8,985	360,917
Matthews Asia Dividend Investor	19,443	336,552
Fidelity Total Emerging Markets	27,907	330,977
Matthews Emerging Asia Investor	22,779	313,440
Oppenheimer Developing Markets Y	7,703	273,472
Vanguard Global Minimum Volatility Adm	10,641	266,974
Vanguard Materials Index Adm	4,075	246,942
Baron Emerging Markets Retail	19,412	240,124
Fidelity Select Chemicals Portfolio	1,430	236,366
Cohen & Steers Real Estate Securities I	13,777	205,959
Alpine Global Infrastructure I	9,744	184,845
AllianzGI Global Water I	11,981	166,174
Lazard Global Listed Infrastructure Inst	10,578	165,339
Third Avenue Real Estate Value I	5,102	164,835
Vanguard Energy Index Adm	3,146	151,981

Total Mutual Funds (Cost $ 4,535,000)		5,168,434

Short-Term Securities (6.6%)

Fidelity Institutional Money Market (Cost $ 363,450)		363,450

Total Short-term Securities		363,450

Total Investments in Securities (Cost $ 4,898,450) (99.6%)		5,531,884

Other Assets (0.4%)		23,501

Net Assets (100%)		$ 5,555,385

At March 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,535,000
Unrealized appreciation	633,434
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	633,434

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2017

Mutual Funds (89.3%)	Shares	Value

PIMCO Income I	20,960	$ 256,545
Payden Corporate Bond	22,719	250,135
Frost Total Return Bond Inv	22,487	234,536
PIMCO Foreign Bond (USD Hedged) I	21,778	228,667
Vanguard Total Intl Bond Index Adm	10,629	229,702
Virtus Multi-Sector Short Term Bond I	46,375	220,744
Fidelity New Markets Income	13,172	211,933
Vanguard High Dividend Yield Index Inv	6,890	211,940
Vanguard Utilities Index Adm	3,778	213,387
Columbia Convertible Securities Y	11,025	208,049
Cohen & Steers Preferred Sec & Inc I	14,659	202,141
Lord Abbett High Yield R6	26,490	202,649
Nuveen NWQ Flexible Income I	9,376	204,219
Forward Select Income I	8,346	198,554
PIMCO Investment Grade Corporate Bond I	17,838	184,803
Fidelity Capital and Income	16,376	163,919
Goldman Sachs Emerging Market Debt IR	12,669	161,402
Doubleline Total Return Bond Fund I	14,453	153,640
Vanguard Core Bond Adm	7,657	151,149
Western Asset Core Plus Bond FI	13,146	151,972
Credit Suisse Floating Rate High Income I	21,412	146,669
Nuveen Symphony Floating Rate Income I	7,214	143,483

Total Mutual Funds (Cost $ 4,220,000)		4,330,238

Short-Term Securities (9.0%)

Fidelity Institutional Money Market (Cost $ 437,361)		437,361

Total Short-term Securities		437,361

Total Investments in Securities (Cost $ 4,657,361) (90.1%)		4,767,599

Other Assets (1.7%)		83,299

Net Assets (100%)		$ 4,850.898

At March 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,220,000
Unrealized appreciation	163,878
Unrealized depreciation	53,640
Net unrealized appreciation (depreciation)	110,238

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2017:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,357,056	$ 11,362,847	$ 5,531,884	$ 4,767,599
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,357,056	$ 11,362,847	$ 5,531,884	$ 4,767,599

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 16, 2017